Schedule of Investments
September 30, 2023
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–63.86%
Collateralized Mortgage Obligations–11.61%
Fannie Mae ACES, 3.27%, 02/25/2029	$4,885,242	$4,487,001
Fannie Mae REMICs,
7.00%, 09/18/2027	26,571	26,550
1.50%, 01/25/2028	675,628	635,627
6.50%, 03/25/2032	224,785	227,383
5.75%, 10/25/2035	51,105	50,643
5.73% (30 Day Average SOFR + 0.41%), 05/25/2036(a)	763,097	745,474
5.88% (30 Day Average SOFR + 0.56%), 03/25/2037(a)	474,971	463,335
6.61%, 06/25/2039(b)	1,079,579	1,102,039
4.00%, 07/25/2040	591,386	553,096
5.98% (30 Day Average SOFR + 0.66%), 02/25/2041(a)	280,670	279,504
5.93% (30 Day Average SOFR + 0.61%), 05/25/2041(a)	267,852	265,543
5.95% (30 Day Average SOFR + 0.63%), 11/25/2041(a)	420,374	412,087
5.07% (30 Day Average SOFR + 0.43%), 08/25/2044(a)	650,632	628,085
4.91% (30 Day Average SOFR + 0.59%), 02/25/2056(a)	1,184,770	1,163,636
4.92% (30 Day Average SOFR + 0.53%), 12/25/2056(a)	1,524,141	1,476,354
Series 2021-11, Class MI, IO, 2.00%, 03/25/2051(c)	2,560,258	340,285
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KLU1, Class A2, 2.51%, 12/25/2025	5,000,000	4,769,751
Series KG01, Class A7, 2.88%, 04/25/2026	5,000,000	4,725,552
Series KS11, Class AFX1, 2.15%, 12/25/2028	5,000,000	4,566,088
Series K093, Class A1, 2.76%, 12/25/2028	980,593	932,385
Series K092, Class AM, 3.02%, 04/25/2029	5,000,000	4,467,401
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
5.93% (30 Day Average SOFR + 0.61%), 12/15/2035 to 03/15/2040(a)	$542,613	$535,549
5.73% (30 Day Average SOFR + 0.41%), 03/15/2036 to 09/15/2044(a)	803,400	793,784
5.07% (30 Day Average SOFR + 0.46%), 11/15/2036(a)	933,762	900,302
5.80% (30 Day Average SOFR + 0.48%), 03/15/2037(a)	439,316	427,091
6.29% (30 Day Average SOFR + 0.97%), 11/15/2039(a)	232,023	231,961
5.88% (30 Day Average SOFR + 0.56%), 03/15/2040 to 02/15/2042(a)	1,912,640	1,873,240
Series 331, Class AF, 5.83%(30 Day Average SOFR + 0.51%), 06/15/2037(a)	661,435	645,557
Freddie Mac STRIPS, 5.05%(30 Day Average SOFR + 0.46%), 10/15/2037(a)	690,249	674,226
		38,399,529
Federal Home Loan Mortgage Corp. (FHLMC)–13.28%
8.00%, 08/01/2024 to 02/01/2035	88,409	88,841
7.00%, 01/01/2026 to 11/01/2035	904,414	922,554
8.50%, 05/01/2026 to 08/01/2031	51,665	52,231
7.05%, 05/20/2027	13,179	13,157
6.50%, 08/01/2028 to 12/01/2035	704,310	715,813
6.00%, 09/01/2029 to 06/01/2053	3,358,152	3,320,258
7.50%, 09/01/2030 to 06/01/2035	328,441	333,760
6.03%, 10/20/2030	273,005	272,860
3.00%, 02/01/2032 to 01/01/2050	9,162,466	7,802,162
2.50%, 09/01/2034 to 12/01/2050	12,914,425	11,146,506
5.00%, 01/01/2037 to 01/01/2040	356,471	349,563
4.50%, 01/01/2040 to 08/01/2041	1,645,683	1,555,139
5.50%, 11/01/2052 to 05/01/2053	13,833,112	13,404,582
ARM, 4.78% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.88%), 09/01/2035(a)	828,757	843,150
5.15% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.87%), 07/01/2036(a)	804,059	815,056
4.16% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.91%), 10/01/2036(a)	35,213	35,931

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
5.11% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.57%), 10/01/2036(a)	$398,426	$404,171
4.27% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.98%), 11/01/2037(a)	185,102	184,031
4.45% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.08%), 01/01/2038(a)	16,988	16,789
4.90% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.86%), 07/01/2038(a)	207,369	210,233
4.91% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.78%), 06/01/2043(a)	287,019	289,197
2.91%, 01/01/2048(d)	1,173,760	1,140,663
		43,916,647
Federal National Mortgage Association (FNMA)–13.32%
6.50%, 12/01/2023 to 11/01/2037	563,778	570,639
6.75%, 07/01/2024	387	391
8.50%, 09/01/2024 to 12/01/2036	179,402	185,190
4.50%, 11/01/2024 to 08/01/2041	1,697,498	1,597,850
7.00%, 09/01/2025 to 02/01/2036	415,636	416,770
6.95%, 10/01/2025	255	255
0.50%, 11/07/2025	4,000,000	3,638,257
8.00%, 09/01/2026 to 10/01/2037	811,693	839,949
7.50%, 12/01/2026 to 08/01/2037	1,376,516	1,397,530
3.50%, 05/01/2027 to 08/01/2027	916,804	887,525
6.00%, 06/01/2027 to 10/01/2038	460,850	465,808
0.75%, 10/08/2027	6,000,000	5,132,743
3.00%, 12/01/2031 to 03/01/2050	4,924,334	4,364,031
5.00%, 08/01/2033 to 04/01/2053	3,591,955	3,396,921
2.50%, 12/01/2034 to 07/01/2035	10,850,269	9,598,142
5.50%, 04/01/2035 to 05/01/2035	530,039	527,106
2.00%, 09/01/2035 to 03/01/2051	7,157,463	5,800,552
4.00%, 09/01/2043 to 12/01/2048	4,387,888	3,998,053
ARM, 5.21% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(a)	586,402	599,536
5.14% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(a)	51,232	52,004
4.68% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.71%), 03/01/2038(a)	13,361	13,187
4.44% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.77%), 02/01/2042(a)	119,515	117,281
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
5.77% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.52%), 08/01/2043(a)	$182,388	$179,225
5.94% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(a)	260,417	260,473
		44,039,418
Government National Mortgage Association (GNMA)–22.68%
6.50%, 12/15/2023 to 09/15/2034	874,000	878,566
7.00%, 02/15/2024 to 12/15/2036	296,302	294,961
7.50%, 08/15/2024 to 10/15/2035	468,080	478,542
6.00%, 01/16/2025 to 08/15/2033	175,020	173,929
5.00%, 02/15/2025	13,458	12,855
8.00%, 07/15/2026 to 01/15/2037	381,621	391,675
6.38%, 10/20/2027 to 12/20/2027	45,716	45,313
6.10%, 12/20/2033	1,564,452	1,597,609
5.68%, 08/20/2034(b)	384,397	384,232
8.50%, 10/15/2036 to 01/15/2037	106,340	107,007
5.89%, 01/20/2039(b)	1,508,022	1,512,764
6.25% (1 mo. Term SOFR + 0.91%), 09/16/2039(a)	382,211	382,273
6.14% (1 mo. Term SOFR + 0.81%), 05/20/2040(a)	850,648	841,281
4.52%, 07/20/2041(b)	240,735	228,518
3.19%, 09/20/2041	819,720	793,803
5.69% (1 mo. Term SOFR + 0.36%), 01/20/2042(a)	10,594	10,274
3.50%, 10/20/2042 to 06/20/2050	5,128,997	4,566,548
5.74% (1 mo. Term SOFR + 0.41%), 08/20/2047(a)	1,564,586	1,498,218
3.00%, 11/20/2048 to 11/20/2049	7,133,000	6,101,972
2.50%, 07/20/2049	2,613,419	2,222,854
Series 2019-29, Class PE, 3.00%, 10/20/2048	1,483,463	1,317,102
Series 2019-30, Class MA, 3.50%, 03/20/2049	323,011	286,613
TBA, 4.00%, 10/01/2053(e)	3,840,000	3,460,050
4.50%, 10/01/2053(e)	10,700,000	9,885,379
5.00%, 10/01/2053(e)	10,400,000	9,855,625
5.50%, 10/01/2053(e)	12,385,000	12,019,255
6.00%, 10/01/2053(e)	13,500,000	13,377,656
Series 2020-137, Class A, 1.50%, 04/16/2062	3,124,000	2,256,851
		74,981,725
Uniform Mortgage-Backed Securities–2.97%
TBA, 5.00%, 10/01/2053(e)	10,420,000	9,831,433
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $229,086,183)		211,168,752
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Principal Amount		Value
U.S. Treasury Securities–26.97%
U.S. Treasury Bills–0.46%
4.79% - 5.31%, 04/18/2024(f)(g)	$1,554,000	$1,508,889
U.S. Treasury Bonds–1.01%
5.38%, 02/15/2031	3,200,000	3,358,625
U.S. Treasury Notes–25.50%
1.63%, 10/31/2023	625,000	623,149
2.63%, 12/31/2023	800,000	794,447
0.25%, 03/15/2024	7,000,000	6,840,464
0.25%, 05/15/2024	3,000,000	2,904,345
2.00%, 05/31/2024	2,500,000	2,443,926
2.25%, 11/15/2024	3,200,000	3,091,938
2.13%, 05/15/2025	7,680,000	7,316,100
2.25%, 11/15/2025	2,800,000	2,646,000
0.38% - 2.88%, 11/30/2025	11,500,000	10,547,890
0.38%, 12/31/2025	7,000,000	6,329,258
0.88%, 06/30/2026	2,000,000	1,799,844
1.50%, 08/15/2026	7,450,000	6,792,014
1.13%, 02/28/2027	9,159,000	8,130,401
2.38%, 05/15/2027	5,000,000	4,611,914
0.50%, 06/30/2027	1,900,000	1,627,988
2.25%, 11/15/2027	2,900,000	2,637,981
2.75%, 02/15/2028	1,900,000	1,757,500
1.25%, 06/30/2028	4,500,000	3,854,180
2.88%, 08/15/2028	7,500,000	6,926,660
2.38%, 05/15/2029	2,600,000	2,311,156
1.63%, 08/15/2029	400,000	339,531
		84,326,686
Total U.S. Treasury Securities (Cost $96,917,626)		89,194,200
Commercial Paper–10.47%
Diversified Banks–8.35%
Australia and New Zealand Banking Group Ltd. (Australia), 0.00%, 02/02/2024(h)	9,000,000	8,829,238
BPCE S.A. (France), 0.00%, 02/27/2024(h)	9,000,000	8,789,506
Toronto-Dominion Bank (The) (Canada), 5.25%, 01/26/2024(h)	8,000,000	7,988,723
UBS AG (Switzerland), 6.00%, 05/02/2024(h)	2,000,000	2,001,466
		27,608,933
Regional Banks–2.12%
ING US Funding LLC (Netherlands), 5.91%, 04/24/2024(h)	7,000,000	7,007,598
Total Commercial Paper (Cost $34,639,503)		34,616,531

Asset-Backed Securities–7.41%(i)
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.89%, 09/15/2048(j)	12,330,113	139,893
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 4.22%, 01/25/2035(b)	186,425	177,412
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(h)	843,539	717,859
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(h)	1,123,780	955,758
Principal Amount		Value

CHNGE Mortgage Trust, Series 2023-3, Class A1, 7.10%, 07/25/2058(h)(k)	$2,845,705	$2,832,664
COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(h)	38,942	38,703
Series 2021-4, Class A1, 1.40%, 10/25/2066(b)(h)	3,991,619	3,083,301
FRESB Mortgage Trust, Series 2019-SB63, Class A5, 2.55%, 02/25/2039(b)	2,712,664	2,660,212
GCAT Trust, Series 2020-NQM1, Class A3, 2.55%, 01/25/2060(h)(k)	2,469,796	2,300,345
Mello Mortgage Capital Acceptance Trust, Series 2021-INV1, Class A4, 2.50%, 06/25/2051(b)(h)	495,910	420,507
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 6.18% (1 mo. Term SOFR + 0.86%), 01/25/2048(a)(h)	980,898	954,040
NextGear Floorplan Master Owner Trust, Series 2021-1A, Class A, 0.85%, 07/15/2026(h)	2,000,000	1,917,805
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061(b)(h)	3,219,936	2,600,324
SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.34%, 03/17/2053(h)	1,606,071	1,410,297
Textainer Marine Containers VII Ltd. (China),
Series 2020-3A, Class A, 2.11%, 09/20/2045(h)	1,814,592	1,584,691
Series 2021-2A, Class B, 2.82%, 04/20/2046(h)	3,226,667	2,698,147
Total Asset-Backed Securities (Cost $27,754,869)		24,491,958
U.S. Government Sponsored Agency Securities–4.08%
Federal Home Loan Bank (FHLB)–4.08%
Federal Home Loan Bank, 0.50%, 04/14/2025 (Cost $14,508,557)	14,500,000	13,489,727

Agency Credit Risk Transfer Notes–2.75%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 7.41% (30 Day Average SOFR + 2.10%), 03/25/2042(a)(h)	1,748,255	1,769,509
Series 2023-R03, Class 2M1, 7.81% (30 Day Average SOFR + 2.50%), 04/25/2043(a)(h)	1,677,351	1,697,421
Freddie Mac,
Series 2021-DNA3, Class M2, STACR®, 7.41% (30 Day Average SOFR + 2.10%), 10/25/2033(a)(h)	1,240,000	1,243,853
Series 2022-HQA3, Class M1, STACR®, 7.61% (30 Day Average SOFR + 2.30%), 08/25/2042(a)(h)	4,297,048	4,367,062
Total Agency Credit Risk Transfer Notes (Cost $8,989,106)		9,077,845
U.S. Dollar Denominated Bonds & Notes–1.14%
Sovereign Debt–1.14%
Israel Government AID Bond, 5.13%, 11/01/2024 (Cost $3,803,158)	3,800,000	3,769,437
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal Amount	Value
Certificates of Deposit–0.88%
Diversified Banks–0.88%
Bank of Nova Scotia (The) (Canada), 6.03% (SOFR + 0.70%), 12/13/2023(a) (Cost $2,900,000)	$2,900,000	$2,903,084
	Shares
Money Market Funds–0.29%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(l)(m) (Cost $960,259)	960,259	960,259
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-117.85% (Cost $419,559,261)		389,671,793
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 5.30%(l)(m)(n) (Cost $398)	398	$398
TOTAL INVESTMENTS IN SECURITIES–117.85% (Cost $419,559,659)		389,672,191
OTHER ASSETS LESS LIABILITIES—(17.85)%		(59,013,121)
NET ASSETS–100.00%		$330,659,070
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IBOR	– Interbank Offered Rate
IO	– Interest Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2023.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2023.
(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2023 was $65,208,817, which represented 19.72% of the Fund’s Net Assets.
(i)	Non-U.S. government sponsored securities.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2023.
(k)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,967,567	$79,270,774	$(82,278,082)	$-	$-	$960,259	$149,898
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	533,963	10,640,817	(11,174,382)	-	-	398	7,780*
Invesco Private Prime Fund	1,373,047	13,779,830	(15,152,541)	-	(336)	-	17,116*
Total	$5,874,577	$103,691,421	$(108,605,005)	$-	$(336)	$960,657	$174,794

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

(m)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	245	December-2023	$49,664,180	$(140,221)	$(140,221)
U.S. Treasury 5 Year Notes	405	December-2023	42,670,547	(355,270)	(355,270)
U.S. Treasury 10 Year Notes	302	December-2023	32,634,875	(562,187)	(562,187)
U.S. Treasury 10 Year Ultra Notes	74	December-2023	8,255,625	(218,020)	(218,020)
Subtotal—Long Futures Contracts				(1,275,698)	(1,275,698)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury Long Bonds	144	December-2023	(16,384,500)	869,230	869,230
U.S. Treasury Ultra Bonds	9	December-2023	(1,068,188)	77,252	77,252
Subtotal—Short Futures Contracts				946,482	946,482
Total Futures Contracts				$(329,216)	$(329,216)

(a)	Futures contracts collateralized by $449,682 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$211,168,752	$—	$211,168,752
U.S. Treasury Securities	—	89,194,200	—	89,194,200
Commercial Paper	—	34,616,531	—	34,616,531
Asset-Backed Securities	—	24,491,958	—	24,491,958
U.S. Government Sponsored Agency Securities	—	13,489,727	—	13,489,727
Agency Credit Risk Transfer Notes	—	9,077,845	—	9,077,845
U.S. Dollar Denominated Bonds & Notes	—	3,769,437	—	3,769,437
Certificate of Deposit	—	2,903,084	—	2,903,084
Money Market Funds	960,259	398	—	960,657
Total Investments in Securities	960,259	388,711,932	—	389,672,191
Other Investments - Assets*
Futures Contracts	946,482	—	—	946,482
Other Investments - Liabilities*
Futures Contracts	(1,275,698)	—	—	(1,275,698)
Total Other Investments	(329,216)	—	—	(329,216)
Total Investments	$631,043	$388,711,932	$—	$389,342,975

*	Unrealized appreciation (depreciation).
Invesco V.I. Government Securities Fund